Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and contingencies
Schedule of future minimum payments under non-cancellable operating leases

As of December 31, 2018, future minimum payments under non-cancellable operating leases commitments consist of the following:

Office rental
RMB

2019	84,689
2020	53,609
2021	35,871
2022 and after	47,726
221,895

As of December 31, 2019, future minimum payments under non-cancellable operating leases commitments consist of the following:

Office rental
RMB

2020	36,924
2021	11,680
2022	6,723
2023 and after	4,523
59,850